Long-Term Debt - Additional Information (Detail)	12 Months Ended							12 Months Ended		12 Months Ended														12 Months Ended					1 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended		12 Months Ended				12 Months Ended									12 Months Ended							12 Months Ended
	Dec. 31, 2013 USD ($) SecurityLoan	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2013 Revolving Credit Facilities [Member] USD ($) CreditFacility	Dec. 31, 2012 Revolving Credit Facilities [Member] USD ($)	Dec. 31, 2013 Revolving Credit Facilities [Member] Minimum [Member]	Dec. 31, 2012 Revolving Credit Facilities [Member] Minimum [Member]	Dec. 31, 2013 Revolving Credit Facilities [Member] Maximum [Member]	Dec. 31, 2012 Revolving Credit Facilities [Member] Maximum [Member]	Dec. 31, 2013 Cross Currency Interest Rate Contract [Member] USD ($)	Dec. 31, 2012 Cross Currency Interest Rate Contract [Member] USD ($)	Dec. 31, 2011 Cross Currency Interest Rate Contract [Member] USD ($)	Dec. 31, 2013 Teekay Offshore [Member] USD ($)	Dec. 31, 2013 Teekay Offshore [Member] Cross Currency Interest Rate Contract [Member]	Dec. 31, 2013 Teekay Offshore, Teekay LNG and Teekay [Member] USD ($)	Dec. 31, 2013 Teekay Offshore, Teekay LNG and Teekay [Member] Minimum [Member]	Dec. 31, 2013 Teekay Offshore, Teekay LNG and Teekay [Member] Maximum [Member]	Dec. 31, 2013 Senior Notes (8.5%) due January 15, 2020 [Member] USD ($)	Dec. 31, 2012 Senior Notes (8.5%) due January 15, 2020 [Member] USD ($)	Dec. 31, 2013 Norwegian Kroner-denominated Bonds due November 2013 [Member] USD ($)	Dec. 31, 2013 Norwegian Kroner-denominated Bonds due November 2013 [Member] NOK	Dec. 31, 2013 Norwegian Kroner-denominated Bonds due November 2013 [Member] Cross Currency Interest Rate Contract [Member] Derivatives not designated as a cash flow hedge [Member] USD ($)	Jan. 31, 2013 Norwegian Kroner-denominated Bonds due November 2013 [Member] Teekay Offshore [Member] NOK	Dec. 31, 2013 Norwegian Kroner-denominated Bonds due November 2013 [Member] Teekay Offshore [Member] Cross Currency Interest Rate Contract [Member]	Jan. 31, 2013 Norwegian Kroner Bond [Member] Tranches	Dec. 31, 2013 Norwegian Kroner Bond [Member] Teekay Offshore [Member] USD ($)	Jan. 31, 2013 Norwegian Kroner Bond [Member] Teekay Offshore [Member] NOK	Dec. 31, 2013 Cross currency swap agreement partial termination [Member] Teekay Offshore [Member] USD ($)	Dec. 31, 2012 Norwegian Kroner-denominated bonds due between October 2015 and May 2017 [Member] Teekay Offshore, Teekay LNG and Teekay [Member] NOK	Dec. 31, 2013 Norwegian Kroner Bond Maturing in January 2016 [Member] Teekay Offshore [Member] NOK	Dec. 31, 2013 Norwegian Kroner Bond Maturing in January 2016 [Member] Teekay Offshore [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Dec. 31, 2013 Norwegian Kroner Bond Maturing in January 2018 [Member] Teekay Offshore [Member] NOK	Dec. 31, 2013 Norwegian Kroner Bond Maturing in January 2018 [Member] Teekay Offshore [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Sep. 30, 2013 Norwegian Kroner Bonds Maturing September 2018 [Member] Teekay LNG [Member] NOK	Dec. 31, 2013 Norwegian Kroner Bonds Maturing September 2018 [Member] Teekay LNG [Member] USD ($)	Sep. 30, 2013 Norwegian Kroner Bonds Maturing September 2018 [Member] Teekay LNG [Member] Foreign currency contracts [Member] Derivatives not designated as a cash flow hedge [Member] USD ($)	Dec. 31, 2013 Secured debt [Member] USD ($) Term_loan	Dec. 31, 2012 Secured debt [Member] USD ($)	Dec. 31, 2013 Secured debt [Member] Certain Term Loans [Member] USD ($)	Dec. 31, 2012 Secured debt [Member] Certain Term Loans [Member] USD ($)	Dec. 31, 2013 Secured debt [Member] Minimum [Member]	Dec. 31, 2012 Secured debt [Member] Minimum [Member]	Dec. 31, 2013 Secured debt [Member] Maximum [Member]	Dec. 31, 2012 Secured debt [Member] Maximum [Member]	Dec. 31, 2013 Euro-denominated Term Loans due through 2023 [Member] USD ($) Term_loan	Dec. 31, 2012 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2011 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2013 Euro-denominated Term Loans due through 2023 [Member] EUR (€)	Dec. 31, 2012 Euro-denominated Term Loans due through 2023 [Member] EUR (€)	Dec. 31, 2013 Euro-denominated Term Loans due through 2023 [Member] Minimum [Member]	Dec. 31, 2012 Euro-denominated Term Loans due through 2023 [Member] Minimum [Member]	Dec. 31, 2013 Euro-denominated Term Loans due through 2023 [Member] Maximum [Member]	Dec. 31, 2012 Euro-denominated Term Loans due through 2023 [Member] Maximum [Member]	Dec. 31, 2013 Ten-year senior secured bonds [Member] Teekay Offshore [Member] USD ($)	Nov. 30, 2013 Ten-year senior secured bonds [Member] Teekay Offshore [Member] USD ($)	Sep. 30, 2013 Ten-year senior secured bonds [Member] Teekay Offshore [Member] USD ($)	Dec. 31, 2013 5.4% term loan [Member] USD ($) Term_loan	Dec. 31, 2013 U.S. Dollar-denominated Unsecured Demand Loans due to Joint Venture Partners [Member] USD ($) Term_loan	Dec. 31, 2012 U.S. Dollar-denominated Unsecured Demand Loans due to Joint Venture Partners [Member] USD ($)
Debt Instrument [Line Items]
Aggregate borrowings								$ 2,600,000,000
Undrawn amount of revolving credit facility								600,000,000
Reference rate for the variable rate of the debt instrument								LIBOR											LIBOR					NIBOR	NIBOR									NIBOR		LIBOR			NIBOR		LIBOR								EURIBOR												LIBOR
Number of debt instruments								14																																	19								2												1	1
Percentage of margin										0.45%	0.45%	4.50%	3.25%							4.75%	5.75%			4.75%	4.75%									4.00%		4.75%		4.35%							0.30%	0.30%	3.25%	4.25%						0.60%	0.60%	2.25%	2.25%				0.50%
Debt instrument interest	0.25%	0.31%		0.00%	0.00%	8.00%	8.00%																																		0.25%	0.31%							0.20%	0.10%
Amount reduced under revolving credit facility in 2014								776,900,000
Amount reduced under revolving credit facility in 2015								297,500,000
Amount reduced under revolving credit facility in 2016								713,600,000
Amount reduced under revolving credit facility in 2017								445,000,000
Amount reduced under revolving credit facility in 2018								321,000,000
Debt instrument collateral, description								The Revolvers are collateralized by first-priority mortgages granted on 54 of the Company's vessels, together with other related security, and include a guarantee from Teekay or its subsidiaries for all outstanding amounts.																																	The term loans are collateralized by first-priority mortgages on 35 (December 31, 2012 - 36) of the Company's vessels, together with certain other security.								Collateralized by first-priority mortgages on two of the Company's vessels, together with certain other security, and are guaranteed by a subsidiary of Teekay.												The term loans are collateralized by first-priority mortgages on 4 of the Company's vessels, together with certain other security.
Fixed interest rate on the portion of U. S. Dollar-denominated term loans outstanding																						8.50%																																								4.84%	4.84%
Debt Instrument, face amount																						450,000,000			600,000,000													900,000,000
Percentage over par at which notes sold																						99.181%
Effective interest rate																						8.625%
Capitalized cost included in other non-current asset																						9,400,000
Debt instrument redemption price as percentage of principle amount	100.00%
Treasury yield plus 50 basis points	0.50%
Current portion of investment in term loans	6,109,470,000	5,559,714,000						1,919,086,000	1,627,979,000													447,430,000	447,115,000		211,500,000																2,500,000,000	2,400,000,000	176,300,000	328,000,000					340,221,000	341,382,000		247,600,000	258,800,000								107,000,000	13,300,000	13,300,000
Debt instrument, carrying amount																			329,400,000					0						214,100,000									148,200,000																			174,200,000
Interest rate index																												5.04%
Transfer of principal amount																			349,200,000							34,700,000									89,700,000		143,500,000			150,000,000
Interest Rate Index																										LIBOR
Fixed interest rates based on interest rate and cross currency swaps																				5.52%	7.49%							1.12%							4.80%		5.93%	6.43%
Rate on interest rate swap																												3.50%
LIBOR rate receivable variable																		The floating LIBOR rate receivable from the interest rate swap was capped at 3.5%, which effectively resulted in a fixed rate of 1.12% unless LIBOR exceeded 3.5%, in which case Teekay Offshore’s related interest rate effectively floated at LIBOR, but was reduced by 2.38%.
Senior unsecured bonds issued																															1,300,000,000		2,000,000,000	500,000,000		800,000,000																							174,200,000	174,200,000
Repurchase of bond																											388,500,000
Loss on bond repurchase	(1,759,000)																(1,800,000)
Realized gains (losses) included in foreign currency exchange gain														2,089,000	3,628,000	2,881,000	(6,600,000)															6,800,000
Number of tranches																													2
Interest at a weighted-average fixed rate	3.00%	2.90%																																									5.20%	5.30%														4.96%			5.40%
Number of term loans which have balloon or bullet repayments																																									18
Outstanding term loans not guaranteed by Teekay or its subsidiaries																																									94,400,000	107,000,000
Term loan payments																																									Quarterly or semi-annual
Liabilities associated with assets held for sale																																																													164,600,000
Unrealized foreign exchange gain (loss)	40,241,000	(22,137,000)	11,614,000																																														13,300,000	(12,900,000)	12,700,000
Vessel market value to loan ratio				122.90%		388.90%
Vessel market value to loan minimum required ratio				105.00%		120.00%
Number of loan agreement	5
Minimum level of free cash be maintained as per loan agreements	100,000,000	100,000,000
Free liquidity and undrawn revolving credit line as percentage of debt					5.00%		7.50%
Amount of free liquidity and undrawn revolving credit line	332,600,000	319,100,000
Revolving credit lines maturity period				6 months
Share of restricted net assets of consolidated subsidiaries	175,000,000
Amount reduced under revolving credit facility in first year	1,300,000
Amount reduced under revolving credit facility in second year	535,600,000
Amount reduced under revolving credit facility in third year	811,000,000
Amount reduced under revolving credit facility in fourth year	977,200,000
Amount reduced under revolving credit facility in fifth year	1,200,000,000
Amount reduced under revolving credit facility thereafter	$ 1,400,000,000